Intangible Assets Other Than Goodwill (Tables)	6 Months Ended
Jun. 30, 2014
Intangible Assets Other Than Goodwill [Abstract]
Schedule of Intangible Assets
Favorable lease terms	Cost	Accumulated Amortization	Net Book Value

Balance at December 31, 2012	$ 67,417	$ (16,184)	$ 51,233
Additions	—	(7,014)	(7,014)
Accelerated amortization*	(10,347)	6,299	(4,048)
Balance at December 31, 2013	$ 57,070	$ (16,899)	$ 40,171
Additions	—	(2,656)	(2,656)
Write-off **	(1,695)	1,695	—
Balance at June 30, 2014	$ 55,375	$ (17,860)	$ 37,515

Unfavorable lease terms	Cost	Accumulated Amortization	Net Book Value

Balance at December 31, 2012	$ (5,819)	$ 1,574	$ (4,245)
Additions	—	684	684
Balance at December 31, 2013	$ (5,819)	$ 2,258	$ (3,561)
Additions	—	342	342
Balance at June 30, 2014	$ (5,819)	$ 2,600	$ (3,219)

(*) Following charterer's default in July 2013, of which the Company became aware in June 2013, relating to two product tanker vessels, an amount of $4,048 has been accounted for as accelerated amortization in the condensed consolidated statements of operations under the caption of “Depreciation and Amortization,” due to the revision of the remaining useful economic life of the related favorable lease.
(**) On May 6, 2014, Navios Acquisition sold the Shinyo Splendor to an unaffiliated third party purchaser for an aggregate price of $20,020 million. An amount of $1,695 has been accounted for due to the expiration of the time charter of the related favorable lease of the vessel.

Amortization (expense)/income
	June 30, 2014	June 30, 2013

Unfavorable lease terms	$ 342	$ 342
Favorable lease terms charter-out	(2,656)	(5,924)
Total	$ (2,314)	$ (5,582)

Aggregate amortizations of acquired intangibles
Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total

Favorable lease terms	$ (4,959)	$ (4,959)	$ (3,874)	$ (2,811)	$ (2,811)	$ (18,101)	$ (37,515)
Unfavorable lease terms	683	683	683	683	487	—	3,219
Total	$ (4,276)	$ (4,276)	$ (3,191)	$ (2,128)	$ (2,324)	$ (18,101)	$ (34,296)